Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Federally insured	$ 250,000		$ 250,000
Uninsured balance	0		0	$ 0
Advertising costs	$ 18,125	$ 43,020	$ 58,961	$ 29,764
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and equipment, useful life	3 years		3 years
Long lived assets term estimated useful life			3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and equipment, useful life	5 years		5 years
Long lived assets term estimated useful life			5 years